Intangible and Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible and Other Long-Term Assets [Abstract]
Schedule of Balances

The balances as of December 31, 2024 and 2023 are as follows:

	2024				Amortization
Assets	Original Value	Accumulated amortization		Net	period (years)
Republic trade mark	$110,476	$		$110,476	*
Customers list	67,442		67,442		20
Total from Republic (1)	177,918		67,442	110,476

Customers list	2,205,700		2,205,700		9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,527,378		2,273,142	2,254,236
Other assets	8,369			8,369
	$4,535,747		$2,273,142	$2,262,605
	2023				Amortization
Assets	Original Value	Accumulated Amortization		Net	period (years)
Republic trade mark	$90,995	$		$90,995	*
Customers list	55,549		55,549		20
Total from Republic (1)	146,544		55,549	90,995

Customers list	2,205,700		2,205,700		9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,496,004		2,261,249	2,234,755
Other assets	63,326		0	63,326
	$4,559,330		$2,261,249	$2,298,081

*	Intangible assets with undefined useful life.

(1)	Intangible assets from the Republic acquisition.

(2)	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.

(3)	Intangible assets from the Grupo San acquisition.

Schedule of Reconciliation Between the Opening and Closing Balances

The reconciliation between the opening and closing balances of each year is presented below:

Assets	Original Value	Accumulated amortization	Net

Balance as of December 31, 2022	$4,594,619	$(2,269,364)	$2,325,255
Additions	7,344	(7,344)
Cancellations	(27,174)		(27,174)
Adjustment effect of the year	(15,459)	15,459
Balance as of December 31, 2023	$4,559,330	$(2,261,249)	$2,298,081
Additions	11,893	(11,893)
Cancellations	(35,476)		(35,476)
Balance as of December 31, 2024	$4,535,747	$(2,273,142)	$(2,262,605)